PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2019
Cost:
Computers and peripheral equipment	$61.3	$58.1
Office furniture and equipment	8.4	7.6
Building	78.9	78.8
Leasehold improvements	26.4	20.7

	175.0	165.2
Accumulated depreciation	86.9	77.5

Property and equipment, net	$88.1	$87.7